Financial Risk Management - Debt-equity Ratio (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Total Liabilities	₩ 23,510,714	₩ 22,385,434
Total equity	₩ 24,396,243	₩ 22,816,934	₩ 22,349,250
Debt-equity ratios	96.37%	98.11%